Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions and Balances with Related Parties [Abstract]
Schedule of transactions with related parties
	Year ended on December 31,
	2017	2016	2015
	USD in thousands
Preparation of patents		18	114
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company* (2017: 1 recipients, 2016 and 2015: 3 recipients)	478	377	716
Compensation to directors not employed by the Company (2017: 3 recipients, 2016: 4 recipients, 2015: 3 recipients)	71	52	58
Compensation to a director employed by the Company		14	13
Directors’ and Officers’ insurance	71	61	48

*	Includes granted options benefit aggregated to USD 11 thousand, USD 20 thousand and USD 71 thousand for the years ended December 31, 2017, 2016 and 2015, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 13 C.

Schedule of compensation to key management personnel
	Year ended on December 31,
	2017	2016	2015
	USD in thousands
For employment services:
Payroll and other short-term benefits	**467	330	*456
Share based payments	11	19	62
	478	349	518

*Including provision for bonus of approximately USD 86 thousand.

**Including provision for bonus of approximately USD 56 thousand.

Schedule of balances with related parties
	December 31,
	2017	2016
	USD in thousands
Current liabilities, presented in the balance sheets among “accounts payable and accruals”:
Directors fee	16	4
Provision for bonus	56	86
	72	90